Loans and advances to customers - Standard loans past due 90 days or less (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	€ 882,921	€ 848,915	€ 790,470
Less than 1 month | Financial assets at amortised cost, category
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	2,023
1 to 2 months | Financial assets at amortised cost, category
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	629
2 to 3 months | Financial assets at amortised cost, category
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	617
Public sector | Less than 1 month | Financial assets at amortised cost, category
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	€ 5